Basis of Presentation and Material Accounting Policies - Summary of Discontinued Operations (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Disclosure of analysis of single amount of discontinued operations [line items]
REVENUE	$ 3,834	$ 3,161
COST OF SALES	1,588	1,634
GROSS PROFIT	2,246	1,527
EXPENSES
Research and development	1,285	1,049
Sales and marketing	3,196	1,343
General and administrative	3,894	3,294
Total expenses	8,375	5,686
OTHER INCOME (EXPENSES)
Interest, accretion and other income	18	5
Unrealized foreign exchange loss	184	(31)
Other income (expenses)	202	(20)
Income (loss) before income taxes	(5,927)	(4,179)
Income taxes	(158)	91
NET INCOME FROM DISCONTINUED OPERATIONS	0	1,129
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
REVENUE	0	4,480
COST OF SALES	0	1,976
GROSS PROFIT	0	2,504
EXPENSES
Research and development	0	115
Sales and marketing	0	117
General and administrative	0	778
Amortization of intangible assets	0	109
Total expenses	0	1,119
Income before other income (expenses) and income taxes	0	1,385
OTHER INCOME (EXPENSES)
Grant income	0	6
Interest, accretion and other income	0	0
Unrealized foreign exchange loss	0	(1)
Other income (expenses)	0	5
Income (loss) before income taxes	0	1,390
Income taxes	0	(261)
NET INCOME FROM DISCONTINUED OPERATIONS	$ 0	$ 1,129